ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS (Details) - USD ($)		12 Months Ended
	Dec. 13, 2016	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Aug. 02, 2017	Jun. 30, 2016	Oct. 26, 2015	Dec. 02, 2014	Jul. 27, 2014
Common stock shares issued		19,837,642	19,837,642	19,837,642	19,837,642				21,526,747
Cash consideration								$ 270,000
Net loss			$ 216,000,000
Net stockholders' equity		$ (5,280,267)	(2,652,421)	$ 36,043,461	$ 214,450,362	$ 273,883,947
Net cash in operating activities		207,923	(13,007)	(3,111,416)	(37,942,709)
Cash and Cash Equivalents, at Carrying Value		$ 159,543	$ 6,621	38,820	70,312
Decrease in revenue (as a percent)		57.00%	25.00%
Net loss		$ 2,863,113	$ 41,077,304	176,101,494	58,186,894
Specific allowance for lease payment receivables for COVID-19		119,067,356	121,412,692	101,862,247
Accumulated other comprehensive losses		23,474,027	23,657,276	26,038,698	23,733,291
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		$ (2,863,113)	$ (41,077,304)	$ (176,101,494)	$ (58,186,894)
Jinshang Leasings [Member]
Percentage of acquired the equity capital				100.00%						100.00%	100.00%
Common stock shares issued										30,000,000
Ms. Wenyu Li [Member]
Percentage of individual beneficially owning								8.10%
Wang Hong
Percentage of acquired the equity capital											100.00%
Freeman FinTech Corporation [Member]
Agreement to transfer ordinary shares	13,440,000
Percentage of owned subsidiary	67.00%
Spectacular Bid Limited [Member]
Percentage of owned subsidiary							67.00%
Former [Member] | Holdco [Member]
Percentage of acquired the equity capital									78.00%
Former [Member] | Sino
Percentage of acquired the equity capital									22.00%
Wins Finance Group Limited("WFG")
Percentage Of Shares Exchanged									100